Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 1,657,975	$ 1,845,774
Less discounts	(16,742)	(21,800)
Less current maturities	(14,050)	(21,330)
Total long-term debt, net of current maturities	1,627,183	1,802,644
Term A Loan [Member]
Debt Instrument [Line Items]
Long-term debt		152,000
Term B Loan [Member]
Debt Instrument [Line Items]
Long-term debt		1,293,774
Term B-2 Loans [Member]
Debt Instrument [Line Items]
Long-term debt	1,397,975
Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term debt
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt	260,000	400,000
Less discounts	$ (2,083)	$ (2,798)